Deposits by Banks - Schedule of Deposits by Banks (Parenthetical) (Detail) - GBP (£) £ in Billions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of deposits from banks [abstract]
Drawdown from TFS	£ 10.8	£ 10.8